Other assets (Details) ₨ in Millions, $ in Millions		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Current
Other Assets		₨ 20,069	$ 244	₨ 13,902
Non-current
Other non-current assets		800	$ 10	894
Current
Current
Balances and receivables from statutory authorities	[1]	10,120		8,455
Export benefits receivable	[2]	598		1,016
Prepaid expenses		1,452		1,138
Others	[3]	7,899		3,293
Other Assets		20,069		13,902
Non-current
Non-current
Security deposits		668		670
Others		132		224
Other non-current assets		₨ 800		₨ 894

[1]	Balances and receivables from statutory authorities primarily consist of amounts recoverable towards the goods and service tax (“GST”), excise duty and value added tax, and from customs authorities of India.
[2]	Export benefits receivables primarily consist of amounts receivable from various government authorities of India towards incentives on export sales made by the Company.
[3]	Others primarily includes advances given to vendors and employees, security deposits, interest accrued but not due on investments, and claims receivable.